Average Annual Total Returns - Class K - BLACKROCK INTERNATIONAL DIVIDEND FUND - Class K Shares	Sep. 28, 2020
Average Annual Return:
1 Year	23.78%
5 Years	4.71%
10 Years	4.51%
After Taxes on Distributions
Average Annual Return:
1 Year	23.19%
5 Years	3.41%
10 Years	3.47%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.83%
5 Years	3.61%
10 Years	3.52%